UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported) January 14, 2022

HANCOCK WHITNEY CORPORATION1

(Exact name of securitizer as specified in its charter)

none	0000750577
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Joy Lambert Phillips

Senior Executive Vice President, General Counsel and Corporate Secretary, (228) 868-4000

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]

Hancock Whitney Corporation is filing this Form ABS-15G on behalf of Hancock Whitney Bank solely to the extent required by applicable law in respect of asset-backed securities privately issued by the Arizona Industrial Development Authority in the form of $124,883,084 Arizona Industrial Development Authority Municipal Certificates Series 2018-1 Class A and Class B.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Hancock Whitney Corporation (Securitizer)

By:	/s/ Michael M. Achary
Name: Michael M. Achary Title: Chief Financial Officer

Date: January 14, 2022